General - Schedule of Results of Discontinued Operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenues	$ 525	$ 737
Cost of sales	447	586
Operating expenses	174	94
Operating income (loss)	(96)	57
Finance income (expenses), net	(1)	4
Taxes on income		21
Net income (loss)	$ (97)	$ 40